SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Schedule of Computation of Basic and Diluted Income Per Share) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES [Abstract]
Net income (loss) attributable to ordinary shareholders- for the calculation of basic income (loss) per share	$ (133,580,664)	$ (94,292,695)	$ 51,734,255
Interest expense of convertible senior notes			3,090,395
Net income (loss) attributable to ordinary shareholders- for the calculation of diluted income (loss) per share	$ (133,580,664)	$ (94,292,695)	$ 54,824,650
Weighted-average ordinary shares outstanding-for the calculation of basic income (loss) per share	240,701,253	240,701,253	240,545,811
Assumed conversion of convertible senior bonds			21,463,412
Weighted-average ordinary shares outstanding- for the calculation of diluted income (loss) per share	240,701,253	240,701,253	262,009,223
Net income (loss) per share:
Basic	$ (0.55)	$ (0.39)	$ 0.22
Diluted	$ (0.55)	$ (0.39)	$ 0.21